Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and Other Current Assets
(9) Prepaid and Other Current Assets
The following table presents Prepaid and other current assets (in thousands):

	As of December 31,
	2023	2022
Prepaid expenses	$2,334	$1,328
Cryptocurrency safeguarding asset	3,040	—
Other current assets	1,180	687

Prepaid expenses and other current assets	$6,554	$2,015